Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 24,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		214,506
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		72,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		240,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17		104,440
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19		120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20		0.28
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21		498,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23		500,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25		250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 26		0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 27		250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 28		0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 29		227,500
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 30		0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 31		150,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 32		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 33		100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 34		0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 35		3,770,446
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	100,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	0.50
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	72,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	240,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	104,440
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.28
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	498,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21	250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22	0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23	227,500
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24	0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25	150,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 26	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 27	2,400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 28	0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 29	44,164,332
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 30	0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 31	6,202,098
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 32	0.075
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 33	8,255,867
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 34	0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 35	1,173,709
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 36	0.075
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 37	$ 65,127,946